Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP) and all amounts are presented in U.S. dollars rounded to the nearest thousand, unless otherwise indicated. The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments, contingent consideration and available-for-sale financial instruments that have been measured at fair value.
We undertake acquisitions to complement our own internal product development activities. In 2019, we completed three immaterial acquisitions, including the January 2019 acquisition of N-of-One, Inc., a privately-held U.S. molecular decision support company and pioneer in clinical interpretation services for complex genomic data located in Concord, Massachusetts. On April 27, 2018, we acquired all shares in STAT-Dx Life, S.L. (STAT-Dx), a privately-held company located in Barcelona, Spain and on April 19, 2018, we acquired all remaining shares of a privately held entity in which we held a minority interest. On January 6, 2017, we acquired OmicSoft Corporation, located in Cary, North Carolina (U.S.). Accordingly, at their respective acquisition dates, all the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include the operating results from the acquired companies from the acquisition dates.

Reclassifications
Certain prior year amounts have been reclassified to conform to the current year presentation. Beginning in 2019 in the Consolidated Statements of (Loss) Income, the line item "Acquisition-related intangible amortization" in cost of sales is presented separately. Previously, these amounts were presented together in one line in cost of sales. Additionally beginning in 2019, "Restructuring, acquisition, integration and other, net" and "Long-lived asset impairments" within operating expenses are presented separately. Previously, these amounts were presented together with general and administrative expenses in one line as "General and administrative, restructuring, integration and other, net." These reclassifications had no effect on (loss) income from operations.

Adoption of New Accounting Standards and New Accounting Standards Not Yet Adopted
Adoption of New Accounting Standards in 2019
The FASB issued guidance codified in Accounting Standards Codification (ASC) Topic 842, Leases (Topic 842), which supersedes the lease requirements in ASC Topic 840 and aims to increase transparency and comparability among organizations and requires disclosure of key information about leasing arrangements. The main principle of ASC 842 requires lessees to recognize the assets and liabilities that arise from nearly all leases on the consolidated balance sheet. Lessor accounting remains mainly consistent with the former guidance, with the majority of changes allowing for better alignment with the new lessee model and ASC Topic 606. We adopted these standards as per the effective date of January 1, 2019, using the modified retrospective approach and did not restate comparative periods. Under this approach, the cumulative effect of initially applying the standard was recognized as an adjustment to the opening balance of retained earnings on the date of initial application. As a lessee, the classification of our leases did not change, but we recognized a lease liability and corresponding right-of-use asset on our consolidated balance sheets for all our operating leases. We have elected the package of practical expedients which allows us to not reassess (1) whether existing contracts contain leases, (2) the lease classification for existing leases, and (3) whether existing initial direct costs meet the new definition. We also elected the hindsight practical expedient which permits entities to use hindsight in determining the lease term when transitioning to ASC 842. Our initial lease liabilities and right-of-use assets totaled $57.7 million and $57.4 million, respectively, as recorded in our consolidated balance sheet as of January 1, 2019, primarily relating to leased office space. The difference between the additional lease assets and lease liabilities was recorded as a $0.3 million adjustment to retained earnings. Further disclosure is found in Note 12 "Leases".
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, makes more financial and nonfinancial hedging strategies eligible for hedge accounting. It also amends the presentation and disclosure requirements and changes how companies assess effectiveness. It is intended to more closely align hedge accounting with companies’ risk management strategies, simplify the application of hedge accounting, and increase transparency as to the scope and results of hedging programs. The new guidance became effective for public entities beginning on January 1, 2019 by applying a modified retrospective approach to existing hedging relationships as of the adoption date. Under the modified retrospective approach, entities with cash flow or net investment hedges will make (1) a cumulative-effect adjustment to accumulated other comprehensive income so that the adjusted amount represents the cumulative change in the hedging instruments’ fair value since hedge inception (less any amounts that should have been recognized in earnings under the new accounting model) and (2) a corresponding adjustment to opening retained earnings as of the most recent period presented on the date of adoption. We adopted ASU 2017-12 on January 1, 2019 without any cumulative effect.
ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for public entities for annual periods beginning January 1, 2020 and early adoption is permitted. The new guidance is required to be applied on a prospective basis. We adopted ASU 2017-04 on January 1, 2019 and applied the new guidance prospectively as required.
ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework, provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 is effective for public entities for annual periods beginning January 1, 2020. Entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. We adopted ASU 2018-13 on January 1, 2019 and applied the entire standard to disclosures as required beginning in 2019.
ASU 2018-15, Intangibles--Goodwill and Other--Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, provides guidance on a customer's accounting for implementation, set-up, and other upfront costs incurred in a cloud computing arrangement that is hosted by the vendor, i.e. a service contract. Under the new guidance, customers will apply the same criteria for capitalizing implementation costs as they would for an arrangement that has a software license. ASU 2018-15 is effective for public entities for annual periods beginning January 1, 2020, and early adoption is permitted and should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. We adopted ASU 2018-15 on January 1, 2019 and applied the guidance to all implementation costs prospectively.
ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, amends how a decision maker or service provider determines whether its fee is a variable interest entity (VIE) when a related party under common control also has an interest in the VIE. We adopted ASU 2018-17 on January 1, 2019, on a prospective basis.
Adoption of New Accounting Standards in 2018
ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and additional related accounting standard updates to clarify and provide implementation guidance were adopted with a date of initial application of January 1, 2018. The comparative information for 2017 has not been adjusted and continues to be reported under ASC Topic 605 Revenue Recognition. As a result, we changed our accounting policy for revenue recognition as further discussed in the Notes below. We applied the Topic 606 using the "modified retrospective method" by recognizing the effect of initially applying Topic 606 as an $1.3 million decrease to the opening balance of retained earnings at January 1, 2018, for all contracts not completed at January 1, 2018.
ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities as well as an additional clarifying accounting standard update became effective for our financial statements beginning in the first quarter of 2018. This ASU makes targeted improvements to existing U.S. GAAP for both the recognition and measurement of financial assets and financial liabilities. Changes in accounting to our equity investments as a result of this standard are further discussed in Notes below. As required, we adopted using a cumulative-effect adjustment to the balance sheet as of the beginning of 2018 and recorded an adjustment to decrease opening retained earnings at January 1, 2018 by $0.9 million as required for our equity investments recorded at fair value.
ASU 2016-05, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments and ASU 2016-18, Statement of Cash Flows (Topic 320): Restricted Cash, addresses classification issues and presentation related to the statement of cash flows and was adopted on January 1, 2018 without any impact from the adoption.
ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, aims to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. This standard was adopted on a modified retrospective basis resulting in a decrease to opening retained earnings of $16.1 million at January 1, 2018.
ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, clarifies and provides a more robust framework to use in determining when a set of assets and activities is a business. We adopted this update beginning January 1, 2018, without impact.
ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting, clarifies when to account for a change to the terms and conditions of a share-based payment award as a modification. This guidance is effective prospectively and was adopted as of January 1, 2018.
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, permits reclassification of stranded tax effects of the U.S. Tax Cuts and Jobs Act (Tax Act). We adopted this standard as of April 1, 2018 with no impact as we had no stranded tax effects. This guidance only relates to the effects of the Tax Act. For all other tax law changes that have occurred or may occur in the future, we reclassify the tax effects to the consolidated statement of income (loss) on an item-by-item basis when the pre-tax item in accumulated other comprehensive income (loss) is reclassified to income.
ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, aligns most of the accounting for share-based payment awards issued to employees and non-employees. We early adopted this standard as of July 1, 2018, without material impact.
Adoption of New Accounting Standards in 2017
ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory, requires in scope inventory to be measured at the lower of cost and net realizable value. We adopted this standard without material impact.
ASU 2016-07, Investments - Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting, eliminates the requirement to retroactively adopt the equity method of accounting when an investment qualifies for use of the equity method as a result of an increase in the level of ownership or degree of influence. We adopted this standard without impact.
ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, simplifies several aspects of accounting for share-based payment transactions, including income tax consequences. We adopted this standard on January 1, 2017 on a prospective basis.
New Accounting Standards Not Yet Adopted
The following new FASB Accounting Standards Updates, which are not yet adopted as of December 31, 2019, have been grouped by their required effective dates:
First Quarter of 2020
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, provides financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in ASU 2016-13 replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The measurement of expected credit losses under Topic 326 is applicable to financial assets measured at amortized cost, including loan receivables and held-to-maturity debt securities. It also applies to off-balance sheet credit exposures not accounted for as insurance (loan commitments, standby letters of credit, financial guarantees, and other similar instruments) and net investments in leases recognized by a lessor in accordance with Topic 842 on leases. In addition, Topic 326 made changes to the accounting for available-for-sale debt securities. One such change is to require credit losses to be presented as an allowance rather than as a write-down on available-for-sale debt securities management does not intend to sell or believes is more likely than not they will be required to sell.
Topic 326 is effective for us for annual periods beginning on January 1, 2020 and we will adopt using the modified retrospective approach. Under this approach, the cumulative effect of initially applying the standard is recognized as adjustment to the opening balance of retained earnings on the date of initial application. We currently expect a transition adjustment of approximately $14.0 million due primarily to expected credit losses on loans, notes and accounts receivable.
ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606, precludes an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not a customer of that transaction. The guidance amends ASC 808 to refer to unit-of-account guidance in ASC 606 and requires it to be used only when assessing whether a transaction is in the scope of ASC 606. ASU 2018-18 is effective for us for annual periods beginning on January 1, 2020. Entities are required to apply the amendments retrospectively to the date they initially applied ASC 606. We adopted ASU 2018-18 on January 1, 2020 without any cumulative effect.
First Quarter of 2021
ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, removes certain exceptions for recognizing deferred taxes for investments, performing intraperiod tax allocations and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating income taxes to members of a consolidated group. ASU 2019-12 is effective for annual periods beginning on January 1, 2021, with earlier adoption permitted. We intend to adopt the ASU on the effective date of January 1, 2021 and are evaluating the potential impact ASU 2019-12 may have on our consolidated financial statements.
ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)-Clarifying the Interactions between Topic 321, Topic 323, and Topic 815, addresses accounting for the transition into and out of the equity method and measuring certain purchased options and forward contracts to acquire investments. We intend to adopt the ASU on the effective date of January 1, 2021 and are evaluating the potential impact ASU 2020-01 may have on our consolidated financial statements.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of QIAGEN N.V. and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. Investments in either common stock or in-substance common stock of companies where we exercise significant influence over the operations but do not have control, and where we are not the primary beneficiary, are accounted for using the equity method. All other investments are accounted for as discussed under "Non-marketable Investments" below. When there is a portion of equity in an acquired subsidiary not attributable, directly or indirectly, to the Company, we record the fair value of the noncontrolling interests at the acquisition date and classify the amounts attributable to noncontrolling interests separately in equity in the consolidated financial statements. Any subsequent changes in the Company's ownership interest while the Company retains its controlling financial interest in its subsidiary are accounted for as equity transactions.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Risk
Concentrations of Risk
We buy materials for products from many suppliers, and are not dependent on any one supplier or group of suppliers for the business as a whole. However, key components of certain products, including certain instrumentation components and chemicals, are available only from a single source. If supplies from these vendors were delayed or interrupted for any reason, we may not be able to obtain these materials timely or in sufficient quantities in order to produce certain products and sales levels could be negatively affected. Additionally, our customers include researchers at pharmaceutical and biotechnology companies, academic institutions, and government and private laboratories. Fluctuations in the research and development budgets of these researchers and their organizations for applications in which our products are used could have a significant effect on the demand for our products.
The financial instruments used in managing our foreign currency, equity and interest rate exposures have an element of risk in that the counterparties may be unable to meet the terms of the agreements. We attempt to minimize this risk by limiting the counterparties to a diverse group of highly-rated international financial institutions. The carrying values of our financial instruments incorporate the non-performance risk by using market pricing for credit risk. However, we have no reason to believe that any counterparties will default on their obligations. In order to minimize our exposure with any single counterparty, we have entered into master agreements which allow us to manage the exposure with the respective counterparty on a net basis.
Other financial instruments that potentially subject us to concentrations of credit risk are cash and cash equivalents, short-term investments, and accounts receivable. We attempt to minimize the risks related to cash and cash equivalents and short-term investments by dealing with highly-rated financial institutions and investing in a broad and diverse range of financial instruments. We have established guidelines related to credit quality and maturities of investments intended to maintain safety and liquidity. Concentration of credit risk with respect to accounts receivable is limited due to a large and diverse customer base, which is dispersed over different geographic areas. Allowances are maintained for potential credit losses and such losses have historically been within expected ranges.

Foreign Currency Translation
Foreign Currency Translation
Our reporting currency is the U.S. dollar and the functional currencies of our subsidiaries are generally the local currency of the respective countries in which they are headquartered. All amounts in the financial statements of entities whose functional currency is not the U.S. dollar are translated into U.S. dollar equivalents at exchange rates as follows: (1) assets and liabilities at period-end rates, (2) income statement accounts at average exchange rates for the period, and (3) components of equity at historical rates. Translation gains or losses are recorded in equity, and transaction gains and losses are reflected in net income as a component of other expense, net. Realized gains or losses on the value of derivative contracts entered into to hedge the exchange rate exposure of receivables and payables are also included in net (loss) income as a component of other expense, net.
Segment Information
Segment Information
We determined that we operate as one operating segment in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 280, Segment Reporting. Our chief operating decision maker (CODM) makes decisions based on the Company as a whole. In addition, we have a common basis of organization and types of products and services which derive revenues and consistent product margins. Accordingly, we operate and make decisions as one reporting unit.

Warranty
Warranty
We provide warranties on our products against defects in materials and workmanship for a period of 1 year. A provision for estimated future warranty costs is recorded in cost of sales at the time product revenue is recognized. Product warranty obligations are included in accrued and other current liabilities in the accompanying consolidated balance sheets.

Research and Development
Research and Development
Research and product development costs are expensed as incurred. Research and development expenses consist primarily of salaries and related expenses, facility costs, and amounts paid to contract research organizations and laboratories for the provision of services and materials as well as costs for internal use or clinical trials.

Government Grants
Government Grants
We recognize government grants when there is reasonable assurance that all conditions will be complied with and the grant will be received. Our government grants generally represent subsidies for specified activities and are therefore recognized when earned as a reduction of the expenses recorded for the activity that the grants are intended to compensate. Thus, when the grant relates to research and development expense, the grant is recognized over the same period that the related costs are incurred. Otherwise, amounts received under government grants are recorded as liabilities in the balance sheet. When the grant relates to an asset, the nominal amount of the grant is deducted from the carrying amount of the asset and recognized over the same period that the related asset is depreciated.

Borrowing Costs
Borrowing Costs
Borrowing costs directly attributable to the acquisition, construction or production of an asset that takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the respective assets (qualifying asset) when such borrowing costs are significant. All other borrowing costs are expensed in the period they occur.

Revenue Recognition and Shipping and Handling Income and Costs
Shipping and Handling Income and Costs
Shipping and handling costs charged to customers are recorded as revenue in the period that the related product sale revenue is recorded. Associated costs of shipping and handling are included in sales and marketing expenses.
Revenue Recognition
Beginning January 1, 2018, we recognize revenues when control of promised goods or services transfers to our customers in an amount that reflects the consideration that is expected to be received in exchange for those goods or services. The majority of our sales revenue continues to be recognized when products are shipped to the customers at which point control transfers. Prior to January 1, 2018, payments for milestones, generally based on the achievement of substantive and at-risk performance criteria, were recognized in full at such time as the specified milestone had been achieved according to the terms of the agreement.
Advertising Costs	Advertising Costs The costs of advertising are expensed as incurred and are included as a component of sales and marketing expense.
General and Administrative, Restructuring, Integration and Other
General and Administrative
General and administrative expenses primarily represent the costs required to support administrative infrastructure. These costs include licensing costs in connection with continued investments information technology improvements, including cyber security, across the organization as well as personnel in administrative functions.
Restructuring, Acquisition, Integration and Other
We incur indirect acquisition and business integration costs in connection with business combinations. These costs represent incremental costs that we believe would not have been incurred absent the business combinations. Major components of these costs include consulting and related fees incurred to integrate or restructure the acquired operations, payroll and related costs for employees remaining with the Company on a transitional basis and public relations, advertising and media costs for re-branding of the combined organization.
Restructuring costs include personnel costs (principally termination benefits) as well as contract and other costs, primarily contract termination costs. Termination benefits are accounted for in accordance with FASB ASC Topic 712, Compensation - Nonretirement Postemployment Benefits, and are recorded when it is probable that employees will be entitled to benefits and the amounts can be reasonably estimated. Estimates of termination benefits are based on the frequency of past termination benefits, the similarity of benefits under the current plan and prior plans, and the existence of statutory required minimum benefits. Contract and other costs are accounted for in accordance with FASB ASC Topic 420, Exit or Disposal Cost Obligations and are recorded when the liability is incurred. The specific restructuring measures and associated estimated costs are based on management's best business judgment under the existing circumstances at the time the estimates are made. If future events require changes to these estimates, such adjustments will be reflected in the period of the revised estimate.
Income Taxes
Income Taxes
We account for income taxes under the liability method. Under this method, total income tax expense is the amount of income taxes expected to be payable for the current year plus the change from the beginning of the year for deferred income tax assets and liabilities established for the expected further tax consequences resulting from differences in the financial statement carrying amount and the tax basis of assets and liabilities. Deferred tax assets and/or liabilities are determined by multiplying the differences between the financial statement carrying amount and the tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. Deferred tax assets are reduced by a valuation allowance to the amount more likely than not to be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.
Tax benefits are initially recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the taxing authority using the cumulative probability method, assuming the tax authority has full knowledge of the position and all relevant facts. Our policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties within the income tax expense.

Derivative Instruments
Derivative Instruments
We enter into derivative financial instrument contracts to minimize the variability of cash flows or income statement impact associated with the anticipated transactions being hedged or to hedge fluctuating interest rates. As changes in foreign currency or interest rate impact the value of anticipated transactions, the fair value of the forward or swap contracts also changes, offsetting foreign currency or interest rate fluctuations. Derivative instruments are recorded on the balance sheet at fair value. Changes in fair value of derivatives are recorded in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction.

Share-Based Payments
Share-Based Payments
Compensation cost for all share-based payments is recorded based on the grant date fair value, less an estimate for pre-vesting forfeitures, recognized in expense over the service period using an accelerated method.
Forfeiture Rate—This is the estimated percentage of grants that are expected to be forfeited or canceled on an annual basis before becoming fully vested. We estimated the forfeiture rate based on historical forfeiture experience.
Restricted Stock Units and Performance Stock Units: Restricted stock units and performance stock units represent rights to receive Common Shares at a future date. The fair market value of restricted and performance stock units is determined based on the number of stock units granted and the fair market value of our shares on the grant date. The fair market value at the time of the grant, less an estimate for pre-vesting forfeitures, is recognized in expense over the vesting period. At each reporting period, the estimated performance achievement of the performance stock units is assessed and any change in the estimated achievement is recorded on a cumulative basis in the period of adjustment.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on deposit in banks and other cash invested temporarily in various instruments that are short-term and highly liquid, and having an original maturity of less than 90 days at the date of purchase.
Restricted Cash	Restricted Cash Restricted cash includes cash that is subject to legal restriction in connection with a tender offer and not available for general operating purposes.
Short Term Investments
Short-Term Investments
Short-term investments are classified as “available for sale” and stated at fair value, which is equivalent to the amortized cost, in the accompanying balance sheet. Interest income is accrued when earned and changes in fair market values are reflected in other income (expense), net. The amortization of premiums and accretion of discounts to maturity arising from acquisition is included in interest income. A decline in fair value that is judged to be other-than-temporary is accounted for as a realized loss and the write-down is included in the consolidated statements of income. Realized gains and losses, determined on a specific identification basis on the sale of short-term investments, are included in income.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying amount of cash and cash equivalents, notes receivable, accounts receivable, accounts payable and accrued liabilities approximate their fair values because of the short maturities of those instruments. The carrying value of our variable rate debt and capital leases approximates their fair values because of the short maturities and/or interest rates which are comparable to those available to us on similar terms. The fair values of the Cash Convertible Notes are based on an estimation using available over-the-counter market information. The fair values of the Private Placement Senior Notes were estimated using the changes in the U.S. Treasury rates and the fair value of the German Private Placement is based on an estimation using changes in the euro swap rates

Accounts Receivable
Accounts Receivable and Allowance for Doubtful Accounts
Our accounts receivable are unsecured and we are at risk to the extent such amounts become uncollectible. We continually monitor accounts receivable balances, and provide for an allowance for doubtful accounts at the time collection becomes questionable based on payment history or age of the receivable. Amounts determined to be uncollectible are written off against the allowance.
Inventories
Inventories
Inventories are stated at the lower of cost or net realizable value, determined on either a weighted average cost basis or a standard cost basis which is regularly adjusted to actual. Inventories include material, direct labor and overhead costs and are reduced for estimated obsolescence.
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, including equipment acquired under capital lease obligations, are stated at cost less accumulated amortization. Capitalized internal-use software costs include only those direct costs associated with the actual development or acquisition of computer software solely to meet internal needs and cloud-based applications to deliver our service and comprise costs associated with the design, coding, installation and testing of the system. Costs associated with preliminary development, such as the evaluation and selection of alternatives, as well as training, maintenance and support are expensed as incurred. Costs for software to be sold, leased or otherwise marketed that are related to the conceptual formulation and design are expensed as incurred. Costs incurred to produce software products and the software components of products to be sold, leased or marketed after technological feasibility is established are capitalized and amortized in accordance with the accounting standards for the costs of software to be sold, leased, or otherwise marketed. All other depreciation is computed using the straight-line method over the estimated useful lives of the assets (3 to 40 years). Amortization of leasehold improvements is computed on a straight-line basis over the lesser of the remaining life of the lease or the estimated useful life of the improvement asset. We have a policy of capitalizing expenditures that materially increase assets’ useful lives and charging ordinary maintenance and repairs to operations as incurred. When property or equipment is disposed of, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in earnings.

Business Combinations
Business Combinations
We include the results of operations of the businesses that we acquire as of the acquisition date. The purchase price of an acquired business is allocated to the individual assets acquired and liabilities assumed based on their fair values at the date of acquisition. Those fair values are determined using income, cost and market approaches, most of which depend upon significant inputs that are not observable in the market, or level 3 measurements. The excess of purchase price over the fair value of identifiable assets acquired and liabilities assumed is recorded as goodwill. Acquisition-related expenses are recognized separately from the business combinations and are expensed as incurred.
The purchase price for some business combinations includes consideration that is contingent on the achievement of net sales or earnings targets by the acquired business. Contingent consideration is measured initially and on a recurring basis at fair value. Payments to settle the acquisition-date fair value of contingent consideration are presented as financing activities on the statement of cash flows; any payments in excess of the acquisition-date fair value are presented as operating activities.

Acquired Intangibles and Goodwill
Acquired Intangibles and Goodwill
Acquired intangibles with alternative future uses are carried at cost less accumulated amortization and consist of licenses to technology held by third parties and other acquired intangible assets. Amortization is computed over the estimated useful life of the underlying patents, which has historically ranged from 1 to 20 years. Purchased intangible assets acquired in business combinations, other than goodwill, are amortized over their estimated useful lives unless these lives are determined to be indefinite. Intangibles are assessed for recoverability considering the contract life and the period of time over which the intangible will contribute to future cash flow. The unamortized cost of intangible assets, where cash flows are independent and identifiable from other assets, is evaluated periodically and adjusted, if necessary, if events and circumstances indicate that a decline in value below the carrying amount has occurred. Intangible asset impairments recorded during the year ended December 31, 2019 are further discussed in Note 6 "Restructuring".
Amortization expense related to developed technology and patent and license rights which have been acquired in a business combination is included in cost of sales. Amortization of trademarks, customer base and non-compete agreements which have been acquired in a business combination is recorded in operating expense under the caption 'acquisition-related intangible amortization'. Amortization expenses of intangible assets not acquired in a business combination are recorded within either the cost of sales, research and development or sales and marketing line items based on the use of the asset.
We dispose the gross carrying amount and accumulated amortization of fully amortized intangible assets from historic business combinations once they are considered fully integrated into our business.
The fair value of in-process research and development (IPR&D) acquired in a business combination is capitalized as an indefinite-lived intangible asset until completion or abandonment of the related research and development activities. IPR&D is tested for impairment annually or when any event or circumstance indicates that the fair value may be below the carrying value. If and when research and development is complete, the associated asset is amortized over the estimated useful life.
Goodwill represents the difference between the purchase price and the estimated fair value of the net assets acquired arising from business combinations. Goodwill is subject to impairment tests annually or earlier if indicators of potential impairment exist, using a fair-value-based approach. We have elected to perform our annual test for indications of impairment as of October 1st of each year.
Investments	Investments
We have investments in non-marketable equity securities issued by privately held companies. These investments are included in other long-term assets in the accompanying consolidated balance sheets. Non-marketable investments through which we exercise significant influence but do not have control are accounted for using the equity method. We monitor for changes in circumstances that may require a reassessment of the level of influence. Following the adoption of ASU 2016-01 on January 1, 2018, our non-marketable equity securities not accounted for under the equity method are either carried at fair value or under the measurement alternative. Under the measurement alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. Adjustments are determined primarily based on a market approach as of the transaction date.
Investments are evaluated periodically, or when impairment indicators are noted, to determine if declines in value are other-than-temporary. In making that determination, we consider all available evidence relating to the realizable value of a security. This evidence includes, but is not limited to, the following:

•	adverse financial conditions of a specific issuer, segment, industry, region or other variables;

•	the length of time and the extent to which the fair value has been less than cost; and

•	the financial condition and near-term prospects of the issuer.
We consider whether the fair values of any of our non-marketable investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If any such decline is considered to be other than temporary (based on various factors, including historical financial results, product development activities and the overall health of the affiliate’s industry), then a write-down of the investment would be recorded in operating expense to its estimated fair value.

Variable Interest Entities
Variable Interest Entities
We evaluate at the inception of each arrangement whether we have made an investment in an entity that is considered a variable interest entity (VIE) or if we hold other variable interests in an arrangement that is considered a variable interest entity (VIE). We consolidate VIEs when we are the primary beneficiary. The primary beneficiary of a VIE is the party that meets both of the following criteria: (1) has the power to make decisions that most significantly affect the economic performance of the VIE; and (2) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Periodically, we assess whether any changes in our interest or relationship with the entity affect our determination of whether the entity is still a VIE and, if so, whether we are the primary beneficiary. If we are not the primary beneficiary in a VIE, we account for the investment or other variable interests in a VIE as an investment in a non-marketable investment or in accordance with other applicable GAAP.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of assets may not be recoverable. We consider, amongst other indicators, a history of operating losses or a change in expected sales levels to be indicators of potential impairment. Assets are grouped and evaluated for impairment at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. If an asset is determined to be impaired, the loss is measured as the amount by which the carrying amount of the asset exceeds fair value which is determined by applicable market prices, when available. When market prices are not available, we generally measure fair value by discounting projected future cash flows of the asset. Considerable judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could differ from such estimates.